PREFERRED STOCK (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended			14 Months Ended
	Jan. 16, 2009	Jun. 30, 2014	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Jul. 31, 2014
Stockholders' equity
Issuance of fixed rate cumulative perpetual preferred stock (in shares)					604,542	13,653
Common stock, shares issued (in shares)		68,818	68,818	13,082,087	13,082,087			604,542
Repurchased from private investors in liquidation value		$ 735,000					$ 15,200,000
Term of warrant	10 years
Exercise price of warrants (in dollars per share)	$ 6.27
Proceeds from issuance of preferred stock and of warrants	$ 32,500,000
Proceeds allocated to the Warrant	$ 2,200,000
Repurchased of preferred shares, net			$ 10,000,000		$ 10,000,000	$ 7,951,199	14,600,000
Repurchased of common stock warrant							$ 1,100,000
Equity Stake held by U.S. Treasury				0
Outstanding preferred stock								$ 6,700,000
Payment for redemption of Preferred Stock								$ 6,700,000
Maximum
Stockholders' equity
Warrant to purchase the shares of common stock (in shares)	778,421
Parent Company
Stockholders' equity
Repurchased of preferred shares, net					10,000,000	$ 7,951,199
Warrants Not Settleable In Cash [Member]
Stockholders' equity
Risk-free interest rate (as a percent)	4.30%
Expected volatility (as a percent)	35.53%
Dividend yield (as a percent)	4.27%
Preferred Stock, Net of Discount
Stockholders' equity
Issuance of fixed rate cumulative perpetual preferred stock (in shares)	32,538
Preferred stock, liquidation preference (in dollars per share)	$ 1,000
Risk-adjusted rate of return (as a percent)	12.00%
Preferred stock discount amortization period	5 years
Repurchased from private investors in liquidation value					$ 17,300,000
Preferred Stock, Net of Discount | Period One
Stockholders' equity
Annual preferred stock dividend rate (as a percent)				5.00%
Period over which cumulative Preferred Stock dividends are paid at 5% per year				5 years
Preferred Stock, Net of Discount | Period Two
Stockholders' equity
Annual preferred stock dividend rate (as a percent)				9.00%